SUBSEQUENT EVENTS - Narrative (Details) t in Millions, $ in Millions	1 Months Ended	3 Months Ended		6 Months Ended
	Aug. 05, 2022 USD ($) t GW MW	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Investment in equity-accounted investments		$ 54	$ 9	$ 74	$ 53
Major business combination | Integrated Distribution Generation Developer
Disclosure of non-adjusting events after reporting period [line items]
Initial investment	$ 140
Solar power capacity (in MW) | MW	500
Power capacity (in GW) | GW	1.8
Major business combination | Integrated Distribution Generation Developer | Brookfield Renewable and Institutional Partners
Disclosure of non-adjusting events after reporting period [line items]
Initial investment	$ 700
Major business combination | California Resources Corporation
Disclosure of non-adjusting events after reporting period [line items]
Initial investment	$ 137
Storage reservoirs to be acquired (in metric tonnes) | t	5
Investment in equity-accounted investments	$ 363
Additional investment	$ 1,000
Major business combination | California Resources Corporation | Maximum
Disclosure of non-adjusting events after reporting period [line items]
Storage reservoirs to be acquired (in metric tonnes) | t	5
Investment in equity-accounted investments	$ 500
Total potential investment	$ 1,500